Income Tax - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Income Tax [Abstract]
Unused tax losses with no expiration date	€ 466,153		€ 392,633		€ 339,274
Unused tax losses subject to expiration	€ 15,419	$ 16,446	€ 14,198	$ 16,081	€ 11,955	$ 14,670
Expiration period	20 years